STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) - Class F Common Stock - Gores Metropoulos II, Inc. - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Jul. 23, 2020
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Sponsor
Class A subject to possible redemption, shares		1,500,000